Employee Benefit Plans - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of employee benefits charged to operating expenses
Payroll taxes	$ 1,273	$ 1,112	$ 1,156
Medical plans	1,854	1,826	2,109
401k match and profit sharing	1,586	1,290	956
Periodic pension cost	1,614	1,430	1,707
Other	59	63	67
Total employee benefits	$ 6,386	$ 5,721	$ 5,995